Stock Based Compensation	6 Months Ended
Jun. 30, 2011
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION

8.	STOCK BASED COMPENSATION

During the first six months of 2011, we granted restricted stock awards totaling 210,134 shares valued at a total of $15.8 million. Of the restricted stock awards granted in the first six months of 2011, a total of 193,550 awards vest in four equal annual installments starting in February 2012. A total of 184,700 stock options with a ten-year term were awarded in the six months ended June 30, 2011 with an average exercise price of $75.37 and will vest in four equal annual installments starting in February 2012.

Stock based compensation pre-tax expense recognized in the six month periods ended June 30, 2011 and 2010 totaled $7.2 million and $6.8 million, or $0.10 and $0.10 per diluted share after tax, respectively. Stock based compensation pre-tax expense recognized in the three month periods ended June 30, 2011 and 2010 totaled $3.8 million and $3.1 million, or $0.05 and $0.04 per diluted share after tax, respectively. The total fair value of restricted stock awards that vested during the six months ended June 30, 2011 and 2010 was $12.2 million and $7.4 million, respectively. At June 30, 2011, $31.1 million of compensation cost related to unvested stock options and restricted stock awards attributable to future performance had not yet been recognized.